Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

10. Related party transactions

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

Key management personnel compensation

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of KWESST directly or indirectly, including any directors (executive and nonexecutive) of KWESST. The key management personnel of KWESST are the executive management team and Board of Directors, who collectively control approximately 38% of the issued and outstanding common shares of KWESST at September 30, 2020.

Key management personnel compensation comprised the following:

	Nine months ended September 30, 2020	Twelve months Year ended December 31, 2019
Wages and benefits	$165,769	$48,343
Consulting fees	145,000	30,000
Directors compensation	-	-
Share-based compensation	24,959	-
Total	$335,728	$78,343

The consulting fees relate to compensation paid to KWESST's Executive Chairman (via his private corporation, DEFSEC Corporation), including a one-time $15,000 payment for prior year expenses in accordance with the consulting agreement.

Related party loans

The following table summarizes the related party loans.

	Loans from CEO(1)	Employee loan (2), (5)	Loans from investors (3), (4)	Total
Balance at December 31, 2018	$612,171	$81,253	$191,789	$885,213
Additions	309,912	-	772	310,684
Transferred to convertible debentures	-	-	(192,561)	(192,561)
Converted into common shares	(649,500)	-	-	(649,500)
Converted into warrants	(19,858)	-	-	(19,858)
Repayment of loans	(45,513)	(25,000)	-	(70,513)
Accrued interest	22,706	3,657	-	26,363
Balance at December 31, 2019	$229,918	$59,910	$-	$289,828
Repayment of loans	(30,000)	(50,000)	-	(80,000)
Accrued interest	7,174	1,274	-	8,448
Balance at September 30, 2020	$207,092	$11,184	$-	$218,276

(1) In prior years, KWESST's CEO and his spouse (major shareholders) advanced funds to KWESST to fund its working capital requirements. The loans are due on demand and accrue annual interest at TD Bank prime plus 1.55%.

(2) In prior years, KWESST borrowed funds from an employee to fund its working capital requirements. The loan bears interest at 5% per annum and is due upon demand. This loan was fully repaid during the first quarter of fiscal 2021.

(3) On April 20, 2018, KWESST issued two Subscriptions for Revenue Sharing in the principal amount of $50,000 each to an investor. An additional amount of $26,961 was invested to the Company on December 14, 2018. The total loan of $126,960 and was subsequently reclassified as convertible notes on October 23, 2019 (see Note 15).

(4) On June 5, 2018, KWESST issued a Subscription for Revenue Sharing in the principal amount of $64,829 (USD$50,000) to one of KWESST's officer. This loan was subsequently reclassified as convertible debentures on October 23, 2019 (see Note 15).

Other related party transactions during the nine months ended September 30, 2020:

  Two directors of KWESST were investors in the 2019 convertible notes (see Note 15), in which KWESST incurred interest expense of $6,585 on these two convertible notes. This interest expense was converted to KWESST common shares.
  KWESST hired a consulting firm to provide capital markets advisory services, including assistance to complete KWESST's Qualifying Transaction with Foremost (see Note 4 (a)) and to raise capital. This consulting firm is also a significant shareholder and holds 1,500,000 warrants (each warrant is exercisable into 1/70 of a common share) and 2,857 options of KWESST, including securities held by the owner of this firm. Total cash and share-based remuneration amounted to $494,325.
  The lease for the 3-D printer was with a private company owned by KWESST's President and CEO and his spouse (see Note 12).

At September 30, 2020 and December 31, 2019, there was no outstanding amount in accounts payable and accrued liabilities due to officers and directors of KWESST.

11.  Related party transactions

Key management personnel compensation

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of KWESST directly or indirectly, including any of our directors (executive and nonexecutive). Our key management personnel are the executive management team and Board of Directors, who collectively control approximately (28.3%) of the issued and outstanding common shares of KWESST at September 30, 2022 (2021 - 31.5%, 2020 - 38.0%).

Key management personnel compensation comprised the following:

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Wages and benefits	$641,338	$427,252	$165,769
Consulting fees	529,529	180,000	145,000
Directors compensation	70,000	85,000	-
Share-based compensation	860,400	988,716	24,959
Total	$2,101,267	$1,680,968	$335,728

The consulting fees relate to compensation to our Executive Chairman (via his private corporation, DEFSEC Corp), including a bonus for the year ended September 30, 2022, which was approved by our Board of Directors and paid only after the U.S. IPO and Canadian Offering (see Note 27(a)). It also includes consulting fees payable to an independent director for advisory services relating to PARA OPSTM.

Related party loans

For the year ended September 31, 2022, we did not enter into any related party loans. The following table summarizes the changes in related party loans in the prior year.

	CEO	Employee
	loan	loan	Total
Balance, September 30, 2020	$207,092	$11,184	$218,276
Accrued interest	4,513	68	4,581
Repayment of loans	(211,605)	(11,252)	(222,857)
Balance, September 30, 2021	$-	$-	$-

The CEO and employee loans accrued interest at TD Bank prime plus 1.55% and 5%, respectively.

Other related party transactions:

•
In April 2021, two directors and the CFO of KWESST participated in the brokered private placement (see Note 15(a)); collectively, they purchased 1,029 Units for a total consideration of $90,000. This transaction was recorded at fair value.

•
In March 2022, two directors, the Executive Chairman, and the CFO of KWESST participated in the March 2022 Loans for an aggregate amount of $74,000 and received a total of 529 bonus common shares (see Note 12).

•
In July 2022, one director, the Executive Chairman, and the CFO of KWESST participated in the July 2022 Offering (see Note 15(a)); collectively, they purchased 5,813 Units for a total consideration of $87,500. This transaction was recorded at fair value.

•	In August 2022, our Executive Chairman and CFO advanced a total of $60,000 to KWESST for employee payroll purposes. This advance was repaid on August 30, 2022.

At September 30, 2022 there was $672,531 outstanding amount in accounts payable and accrued liabilities due to our officers and directors for unpaid wages, bonuses, director fees and expense reimbursements.